UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

September 30, 2010 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 23.2%
Brady Corporation (Class A)	231,800	$6,761,606
CLARCOR, Inc.	163,600	6,319,868
Copart, Inc.*	239,000	7,879,830
Landauer, Inc.	9,200	576,196
Life Technologies Corporation*	290,900	13,582,121
Manpower Inc.	159,000	8,299,800
ScanSource, Inc.*	448,401	12,438,644
		$55,858,065
PRODUCER DURABLE GOODS — 23.1%
Actuant Corporation (Class A)	235,700	$5,411,672
Franklin Electric Co., Inc.	151,400	5,020,424
Graco Inc.	203,300	6,450,709
HNI Corporation	364,200	10,474,392
IDEX Corporation	189,750	6,738,022
WABCO Holdings Inc.	297,500	12,477,150
Zebra Technologies Corporation (Class A)*	265,100	8,917,964
		$55,490,333
RETAILING — 16.6%
CarMax, Inc.*	548,000	$15,267,280
O’Reilly Automotive, Inc.*	241,200	12,831,840
Signet Jewelers Limited*	371,200	11,781,888
		$39,881,008
HEALTH CARE — 10.5%
Bio-Rad Laboratories, Inc. (Class A)*	90,800	$8,218,308
Lincare Holdings Inc.	397,050	9,961,985
Varian Medical Systems, Inc.*	27,900	1,687,950
VCA Antech, Inc.*	255,000	5,377,950
		$25,246,193
ENERGY — 8.5%
FMC Technologies, Inc.*	118,000	$8,058,220
Helix Energy Solutions Group, Inc.*	207,900	2,316,006
Noble Corporation	295,500	9,984,945
		$20,359,171
TRANSPORTATION — 7.4%
Heartland Express, Inc.	552,500	$8,215,675
Knight Transportation, Inc.	489,700	9,465,901
		$17,681,576
TECHNOLOGY — 5.0%
Maxim Integrated Products, Inc.	212,700	$3,937,077
Microchip Technology Incorporated	259,500	8,161,275
		$12,098,352

TOTAL COMMON STOCKS — 94.3% (Cost $148,073,942)		$226,614,698

SHORT-TERM INVESTMENTS
General Electric Capital Corporation — 0.15% 10/1/10	$5,420,000	$5,420,000
Chevron Funding Corporation — 0.14% 10/7/10	7,000,000	6,999,837
TOTAL SHORT-TERM INVESTMENTS — 5.2% (Cost $12,419,837)		$12,419,837

TOTAL INVESTMENTS — 99.5% (Cost $160,493,779) — Note 2		$239,034,535
Other assets and liabilities, net — 0.5%		1,135,281
TOTAL NET ASSETS — 100.0%		$240,169,816

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2010:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$226,614,698	—	—	$226,614,698
Short-Term Investments	—	$12,419,837	—	12,419,837
Total Investments	$226,614,698	$12,419,837	—	$239,034,535

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $150,770,712 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$79,175,309
Gross unrealized depreciation:	(3,331,323)
Net unrealized appreciation:	$75,843,986

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:                    November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:                    November 24, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:                    November 24, 2010